Goodwill and intangible assets (Detail 1)	Dec. 31, 2021	Dec. 31, 2020
Global Wealth Management Americas
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Table]
Growth rates	4.00%	5.10%
Discount rates current year	9.50%
Discount rates previous year		9.50%
Global Wealth Management Switzerland and International
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Table]
Growth rates	3.10%	3.70%
Discount rates current year	8.50%
Discount rates previous year		8.50%
Asset Management
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Table]
Growth rates	2.90%	3.50%
Discount rates current year	8.50%
Discount rates previous year		8.50%
UBS AG | Global Wealth Management Americas
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Table]
Growth rates	4.00%	5.10%
Discount rates current year	9.50%
Discount rates previous year		9.50%
UBS AG | Global Wealth Management Switzerland and International
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Table]
Growth rates	3.10%	3.70%
Discount rates current year	8.50%
Discount rates previous year		8.50%
UBS AG | Asset Management
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Table]
Growth rates	2.90%	3.50%
Discount rates current year	8.50%
Discount rates previous year		8.50%